UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31, 2004

Date of reporting period:     November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Massachusetts
Tax-Free
Income Fund

11.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                   $99,023,349
(Cost $92,331,264)

Florida 0.91%                                                                                                            904,045
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB                500         611,970
Rev Seminole Tribe Convention Ser 2003A (G)                           8.950   10-01-2033   BB                250         292,075

Massachusetts 91.08%                                                                                                  90,187,532
Boston City Industrial Development Financing Auth,
Rev Ref Swr Facil Harbor Electric Energy Co Proj                      7.375   05-15-2015   BBB               240         240,890
Boston Water and Sewer Commission,
Rev Ref Sr Ser 1992A                                                  5.750   11-01-2013   AA-               500         564,525
Freetown Lakeville Reginal School District,
Gen Oblig Unltd                                                       5.000   07-01-2023   AAA             1,000       1,043,740
Holyoke Gas and Electric Department,
Rev Ser 2001A                                                         5.000   12-01-2031   Aaa             3,410       3,436,837
Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Sr Ser 2004B                                        5.250   07-01-2020   AAA             1,000       1,111,880
Rev Ref Sales Tax Sr Ser 2004C                                        5.250   07-01-2018   AAA             1,000       1,112,220
Rev Ref Ser 1994A                                                     7.000   03-01-2014   AA              1,000       1,229,380
Rev Ser 1997D                                                         5.000   03-01-2027   AAA             1,000       1,009,450
Rev Spec Assessment Ser 2000A                                         5.250   07-01-2030   AAA             1,000       1,035,820
Rev Spec Assessment Ser 2004A                                         5.250   07-01-2018   AAA               500         544,770
Rev Spec Assessment Ser 2004A                                         5.000   07-01-2034   AAA             1,000       1,010,970
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B                                           Zero   05-01-2019   AAA             1,000         505,330
Massachusetts Development Finance Agency,
Rev Belmont Hill School                                               5.000   09-01-2031   A               1,000       1,004,150
Rev Boston Univ Ser 2002R (P)                                         1.650   10-01-2042   AAA               300         300,000
Rev Boston Univ Ser 2002R (P)                                         1.650   10-01-2042   AAA               900         900,000
Rev Ref Combined Jewish Philanthropies Ser 2002A                      5.250   02-01-2022   Aa3             1,875       1,991,194
Rev Ref Resource Recovery Southeastern MA Sys Ser 2001A               5.625   01-01-2016   AAA               500         548,595
Rev Resource Recovery Ogden Haverhill Proj Ser 1998B                  5.500   12-01-2019   BBB             1,500       1,476,690
Rev Volunteers of America Concord Ser 2000A                           6.900   10-20-2041   AAA             1,000       1,118,850
Rev YMCA Greater Boston Iss                                           5.450   11-01-2028   BBB             3,000       3,021,240
Rev YMCA Greater Boston Iss                                           5.350   11-01-2019   BBB             1,000       1,024,280
Massachusetts Health and Educational Facilities Auth,
Rev Civic Investments Ser 2002B (G)                                   9.200   12-15-2031   BB              2,000       2,299,340
Rev Dana Farber Cancer Proj Ser 1995G                                 6.250   12-01-2022   A                 500         530,485
Rev Harvard Univ Iss Ser 2000W                                        6.000   07-01-2035   Aaa             1,000       1,155,530
Rev Jordan Hosp Ser 2003E                                             6.750   10-01-2033   BBB-            1,500       1,572,990
Rev Ref Boston College Iss Ser 1998L                                  5.000   06-01-2026   AA-             1,000       1,010,830
Rev Ref Boston College Iss Ser 1998L                                  4.750   06-01-2031   AA-             1,000         976,420
Rev Ref Harvard Pilgrim Health Ser 1998A                              5.000   07-01-2018   AAA             1,000       1,026,880
Rev Ref Melrose Wakefield Hosp Ser 1992B                              6.350   07-01-2006   AAA               500         501,625
Rev Ref New England Med Ctr Hosp Ser 2002H                            5.000   05-15-2025   AAA             1,000       1,021,190
Rev Ref Partners Healthcare Sys Ser 2001C                             5.750   07-01-2032   AA-             1,000       1,078,570
Rev Ref South Shore Hosp Ser 1999F                                    5.750   07-01-2029   A               1,000       1,029,620
Rev Ref Tufts Univ Ser 2002J                                          5.500   08-15-2017   AA-               500         569,295
Rev Ref Williams College Ser 2003H                                    5.000   07-01-2033   AA+             1,500       1,515,585
Rev Simmons College Ser 2000D                                         6.150   10-01-2029   AAA             1,000       1,166,490
Rev Univ of Mass Worcester Campus Ser 2001B                           5.250   10-01-2031   AAA             1,500       1,559,490
Rev Wheelock College Ser 2000B                                        5.625   10-01-2030   Aaa             1,000       1,083,920
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A                                              5.800   07-01-2030   AAA             1,000       1,031,750
Rev Ser 2003B                                                         4.700   12-01-2016   AA-             2,310       2,355,392
Rev Ser 2004E                                                         5.200   12-01-2034   AA-             1,000         963,550
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group Properties (G)                 8.000   09-01-2027   BB              2,000       2,110,520
Rev Assisted Living Facil TNG Marina Bay LLC Proj (G)                 7.500   12-01-2027   BB              1,000       1,015,870
Rev Assumption College                                                6.000   07-01-2026   AAA             1,000       1,077,880
Rev Dana Hall School Iss                                              5.800   07-01-2017   BBB             1,090       1,199,610
Rev Glenmeadow Retirement Community Ser 1996C (G)                     8.375   02-15-2018   AA              1,000       1,086,540
Rev Ref Resource Recovery Ogden Haverhill Proj Ser 1998A              5.600   12-01-2019   BBB               500         494,950
Rev Ref Resource Recovery Refusetech Inc Proj Ser 1993A               6.300   07-01-2005   BBB+              870         880,283
Rev Wtr Treatment American Hingham Proj                               6.900   12-01-2029   BBB             1,310       1,391,980
Rev Wtr Treatment American Hingham Proj                               6.750   12-01-2020   BBB             3,000       3,183,300
Massachusetts Municipal Wholesale Electric Co,
Rev Pwr Supply Sys (P)                                                9.180   07-01-2018   AAA             1,000       1,034,680
Massachusetts Port Auth,
Rev Ser 1999C                                                         5.750   07-01-2029   AAA             1,250       1,374,237
Rev Spec Facil US Air Proj Ser 1996A                                  5.750   09-01-2016   AAA             1,000       1,030,040
Massachusetts Special Obligation Dedicated Tax,
Rev                                                                   5.250   01-01-2026   AAA             1,000       1,053,100
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A                                    5.125   01-01-2023   AAA             4,300       4,510,098
Rev Ref Metro Hwy Sys Sr Ser 1997C                                     Zero   01-01-2020   AAA             1,000         491,800
Massachusetts Water Pollution Abatement Trust,
Rev Preref Pool Prog Ser 7                                            5.125   02-01-2031   AAA               645         715,737
Rev Unref Bal Pool Prog Ser 7                                         5.125   02-01-2031   AAA             1,775       1,804,944
Rev Ref Pool Prog Ser 9                                               5.250   08-01-2018   AAA             1,500       1,640,985
Massachusetts Water Resource Auth,
Rev Ref Ser 1993C                                                     4.750   12-01-2023   AA              1,000       1,000,010
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref                                                     5.500   11-01-2017   AAA             1,000       1,133,920
Gen Oblig Ltd Ref Ser 2001C                                           5.375   12-01-2019   AA-             1,000       1,115,560
Gen Oblig Ltd Ref Ser 2002C                                           5.500   11-01-2015   AA-             1,000       1,127,850
Gen Oblig Ltd Ref Ser 2004B                                           5.250   08-01-2020   AA-             1,000       1,102,620
Gen Oblig Unltd Ref Ser 2004C                                         5.500   12-01-2024   AAA             2,000       2,256,280
Narragansett Regional School District,
Gen Oblig Unltd                                                       5.375   06-01-2018   Aaa             1,000       1,102,770
Pittsfield, City of,
Gen Oblig Ltd                                                         5.000   04-15-2019   AAA             1,000       1,059,560
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj                          5.000   04-01-2022   AAA             1,000       1,041,280
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B                                   Zero   07-01-2018   Aaa             1,750         863,433
Rev Cap Apprec Rte 128 Pkg Ser 1999B                                   Zero   07-01-2019   Aaa             2,415       1,115,537
Route 3 North Transit Improvement Associates,
Rev Lease                                                             5.375   06-15-2029   AAA             3,100       3,453,865
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A                                     5.125   11-01-2025   AAA             1,000       1,038,530

Puerto Rico 8.01%                                                                                                      7,931,772
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the Commonwealth
of Puerto Rico) (P)                                                  10.220   07-01-2011   AAA             2,000       2,598,760
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y                                              6.250   07-01-2014   A                 955       1,155,149
Rev Unref Bal Hwy Ser 1996Y                                           6.250   07-01-2014   A                  45          53,093
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd by the Commonwealth
of Puerto Rico)                                                       5.000   07-01-2027   AAA             1,000       1,082,320
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                                           8.080   07-01-2018   Aaa             1,500       1,737,990
Rev Inverse Floater (P)                                               9.870   07-01-2011   AAA             1,000       1,304,460

Total investments 100.00%                                                                                            $99,023,349



John Hancock
New York Tax-Free Income Fund
Interest rate swap contracts
November 30, 2004 (unaudited)

                                          Rate type
                    --------------------------------------------------
         Notional      Payments made                 Payments received      Termination      Appreciation
           amount            by Fund                           by Fund             date     (depreciation)
---------------------------------------------------------------------------------------------------------
       $6,200,000              3.80% (a)        Weekly Muni Swap Index         Aug 2015          $50,519
---------------------------------------------------------------------------------------------------------
                                                                                                 $50,519

(a) Fixed rate


John Hancock
Massachusetts Tax-Free Income Fund
Footnotes to Schedule of Investments
November 30, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on November 30, 2004

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on November 30, 2004, including short-term investments, was $92,331,264. Gross unrealized appreciation and depreciation of investments aggregated $6,874,279 and $182,194, respectively, resulting in net unrealized appreciation of $6,692,085.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Massachusetts Tax-Free Income Fund.

770Q1  11/04
        1/05

JOHN HANCOCK
New York Tax-Free
Income Fund

11.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                   $65,476,817
(Cost $60,901,015)

Florida 1.38%                                                                                                            904,045
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB                500         611,970
Rev Seminole Tribe Convention Ser 2003A (G)                           8.950   10-01-2033   BB                250         292,075

New York 84.37%                                                                                                       55,243,858
Albany Parking Auth,
Rev Ref Ser 2001A                                                     5.625   07-15-2025   BBB+              750         785,662
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Tobacco Settlement                                            6.750   07-01-2040   BBB             1,000       1,018,000
Hempstead Town Industrial Development Agency,
Rev Civic Facil Hofstra Univ                                          5.250   07-01-2019   A               1,000       1,062,400
Islip Community Development Agency,
Rev Ref NY Institute of Technology                                    7.500   03-01-2026   AAA             1,500       1,626,030
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3                                7.375   07-01-2008   A3                705         772,285
Monroe Newpower Corp,
Rev Ref Pwr Facil                                                     5.100   01-01-2016   BBB             1,000       1,046,530
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys Projs Ser
2001A                                                                 6.250   11-01-2021   A3                275         299,918
Rev Ref Civic Facil North Shore Hlth Sys Projs Ser
2001B                                                                 5.875   11-01-2011   A3                330         361,367
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de NY Proj Ser 2002 A                  5.375   06-01-2023   A               1,000       1,023,160
Rev Civic Facil Polytechnic Univ Proj                                 6.125   11-01-2030   BB+             1,000         918,210
Rev Ref Brooklyn Navy Yard Cogen Partners                             5.650   10-01-2028   BBB-            1,000         927,680
Rev Spec Airport Facil Airis JFK I LLC Proj Ser 2001A                 5.500   07-01-2028   BBB-            1,000         987,970
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                                    6.000   06-15-2033   AA+               740         856,121
Rev Ref Wtr & Swr Sys                                                 5.500   06-15-2033   AA+             1,500       1,587,315
Rev Ref Wtr & Swr Sys Cap Apprec Ser 2001D                             Zero   06-15-2020   AA+             2,000         975,980
Rev Ref Wtr & Swr Sys Ser 1996A                                       5.375   06-15-2026   AA+             1,000       1,044,390
Rev Unref Bal Wtr & Swr Sys Ser 2000B                                 6.000   06-15-2033   AA+               460         524,354
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B                                          6.000   11-15-2029   AA+             1,000       1,155,220
Rev Ref Future Tax Sec Ser 2002A (Zero to 11-01-11
then 14.000%) (O)                                                      Zero   11-01-2029   AA+             1,000         767,550
Rev Ref Future Tax Secd Subser C 4 (P)                                1.660   08-01-2031   AA+               400         400,000
New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural History
Ser 2004A                                                             5.000   07-01-2036   AAA             1,000       1,012,270
New York Local Government Assistance Corp,
Rev Ref Ser 1993C                                                     5.500   04-01-2017   AA              1,225       1,383,331
New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94                                          5.900   10-01-2030   Aa1               495         512,978
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B                                  Zero   08-15-2040   AAA             3,000         356,370
Rev Lease State Univ Dorm Facil Ser 2000A                             6.000   07-01-2030   AA-             1,000       1,157,760
Rev Lease State Univ Dorm Facil Ser 2004A                             5.000   07-01-2019   AAA               500         536,095
Rev Miriam Osborn Mem Home Ser 2000B                                  6.875   07-01-2025   A                 750         835,763
Rev North Shore L I Jewish Grp                                        5.375   05-01-2023   A3              1,000       1,038,000
Rev Ref Concord Nursing Home Inc                                      6.500   07-01-2029   Aa1               500         540,690
Rev Ref Lenox Hill Hosp Oblig Group                                   5.500   07-01-2030   A3              1,000       1,005,490
Rev Ref Ser 2002B                                                     5.250   11-15-2023   AA-             2,000       2,184,340
Rev Ref State Univ Edl Facil Ser 1993A                                5.500   05-15-2019   AA-             2,000       2,252,080
Rev Ref State Univ Edl Facil Ser 1993A                                5.250   05-15-2015   AAA             1,000       1,115,660
Rev Ref Univ of Rochester Ser 2000A (Zero to
07-01-10 then 6.05%) (O)                                               Zero   07-01-2025   AAA             1,000         771,360
Rev State Univ Adl Facil Ser 2000B                                    5.375   05-15-2023   AA-             1,000       1,124,560
Rev Unref City Univ 4th Ser 2001A                                     5.250   07-01-2031   AA-               130         132,896
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)                                             14.105   06-15-2011   AAA               500         728,615
Rev Unref Bal Poll Control Ser 1991E                                  6.875   06-15-2010   AAA                40          41,641
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W                                         6.500   01-01-2008   AAA               250         268,313
New York, City of,
Gen Oblig Unltd Ser 1990B                                             8.250   06-01-2007   A                 200         226,502
Gen Oblig Unltd Ser 2001B                                             5.250   12-01-2017   A               1,500       1,586,310
Gen Oblig Unltd Ser 2004J                                             5.000   05-15-2023   A               1,000       1,027,290
Gen Oblig Unltd Subser B 2 (P)                                        1.660   08-15-2019   AA+               400         400,000
New York, State of,
Gen Oblig Unltd Enviromental Quality                                  6.500   12-01-2014   AA              1,000       1,020,130
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo                                                      6.125   01-01-2032   Baa3            1,000       1,008,170
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care Ctr Newburgh
Ser 2001C (G)                                                         7.000   08-01-2031   BB                500         495,640
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                                      5.500   07-15-2018   AAA             2,000       2,197,380
Rev Ref Spec Proj KIAC Partners Ser 4 (G)                             6.750   10-01-2019   BBB             1,500       1,547,970
Sales Tax Asset Receivables Corp,
Rev Ser 2004A                                                         5.250   10-15-2027   AAA             1,000       1,055,950
Rev Ser 2004A                                                         5.000   10-15-2032   AAA             1,050       1,065,477
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp Proj Ser 2002B                        6.000   11-01-2022   BBB             1,000       1,057,990
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y                                         6.125   01-01-2021   AAA             1,500       1,818,765
TSASC, Inc.,
Rev Tobacco Settlement Asset Backed Bond Ser 1                        5.500   07-15-2024   BBB               925         908,285
Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec                                                 Zero   04-01-2022   Aaa             2,230         984,902
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A                                             6.000   11-01-2030   BB              1,150       1,139,489
Williamsville Central School District,
Gen Oblig Unltd Ref                                                   5.000   06-15-2017   Aaa             1,390       1,494,764
Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers Inc Ser 2001A                         6.625   02-01-2026   BBB-            1,000       1,070,490

Puerto Rico 10.94%                                                                                                     7,163,778
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the Commonwealth
of Puerto Rico) (P)                                                  10.220   07-01-2011   AAA             2,000       2,598,760
Puerto Rico Commonweath,
Gen Oblig Unltd Ser 975 (P)                                           8.080   07-01-2018   Aaa               500         579,330
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                                  6.000   07-01-2026   A               1,000       1,033,180
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd by the Commonwealth
of Puerto Rico)                                                       6.250   07-01-2012   AAA             1,110       1,319,113
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                                     5.500   08-01-2029   BBB+            1,500       1,633,395

Virgin Islands 3.31%                                                                                                   2,165,136
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note Ser 1999A                          6.500   10-01-2024   BBB               535         614,961
Rev Sub Lien Fund Ln Notes Ser 1998E (G)                              5.875   10-01-2018   BB+             1,500       1,550,175

Total investments 100.00%                                                                                            $65,476,817



John Hancock
New York Tax-Free Income Fund
Interest rate swap contracts
November 30, 2004 (unaudited)

                                          Rate type
                    --------------------------------------------------
         Notional      Payments made                 Payments received      Termination      Appreciation
           amount            by Fund                           by Fund             date     (depreciation)
---------------------------------------------------------------------------------------------------------
       $6,200,000              3.80% (a)        Weekly Muni Swap Index         Aug 2015          $50,519
---------------------------------------------------------------------------------------------------------
                                                                                                 $50,519

(a) Fixed rate


John Hancock
New York Tax-Free Income Fund
Footnotes to Schedule of Investments
November 30, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on November 30, 2004, including short-term investments, was $60,901,015. Gross unrealized appreciation and depreciation of investments aggregated $4,707,424 and ($131,622) respectively, resulting in net unrealized appreciation of $4,575,802.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

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How to contact us
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Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713
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This report is for the information of the shareholders
of the John Hancock New York Tax-Free Income Fund.

760Q1  11/04
        1/05


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ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005

By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005